UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2017

Date of reporting period: March 31, 2017

Item 1.	Reports to Stockholders.

LETTER TO SHAREHOLDERS

For the six months ended March 31, 2017, Causeway International Small Cap Fund’s (the “Fund’s”) Institutional Class returned 7.42% and Investor Class returned 7.33%, compared to 5.08% for the MSCI All Country World ex USA Small Cap Index (the “Index”). Since the Fund’s inception on October 20, 2014, its average annual total returns are 7.70% for the Institutional Class and 7.49% for the Investor Class, compared to the Index’s average annual total return of 7.01%.

Performance Review

Despite weak performance to end calendar year 2016, international smaller capitalization equities surged in early 2017 to finish the six-month period in positive territory, as hopes for regulatory and tax reform in the US drove continued improvement in business and consumer confidence globally. Currency proved a headwind as major currencies declined against the US dollar. The best performing markets in our investable universe included Russia, Poland, Greece, Israel, and Brazil. The biggest laggards included Egypt, Turkey, the United Arab Emirates, South Korea, and New Zealand. The best performing sectors in the Index were information technology, financials, and utilities, while real estate, health care, and consumer staples were the worst performing sectors.

The Fund outperformed the Index during the period. To evaluate stocks in our investable universe, our multi-factor quantitative model examines four broad factor categories: valuation, earnings growth, technical indicators, and quality. Our valuation and financial strength factors were positive performers over the period, with valuation providing the strongest positive predictive power. Conversely, our technical indicators and earnings growth factors were negative for the period. From a sector perspective, holdings in the energy, real estate, and industrials sectors contributed the most to relative performance versus the Index, while holdings in the consumer discretionary, consumer staples, and utilities sectors were the largest relative detractors. The top individual contributors to outperformance included overweight positions in coal supplier, PT Indo Tambangraya Megah TBK (Indonesia), flat product steel producer, Bluescope Steel Ltd. (Australia), and major construction company, Astaldi S.p.A. (Italy). The top detractors from performance relative to the Index were overweight positions in digital advertiser, Yellow Pages Ltd. (Canada), seafood farming company, SalMar A SA (Norway), and computer peripherals, supplies, & accessories manufacturer, Elecom Co., Ltd. (Japan).

Significant Portfolio Changes

Our bottom-up quantitative security selection model guides the Fund’s exposure to industry groups and countries. As of March 31, 2017, the Fund’s largest overweights (relative to the Index) by industry group were in the insurance, materials, and consumer durables & apparel industry groups, while the Fund’s largest underweights were in the capital goods, pharmaceuticals & biotechnology, and consumer services industry groups. From a country perspective, the largest active (Index relative) country overweights relative to the Index were in Italy, Australia, and Norway, while the largest active country underweights were in Japan, Switzerland, and the United Kingdom.

Significant purchases in the first half of the fiscal year included purchases of the following new securities: global chemical & specialty materials manufacturer, Tosoh Corp. (Japan), housebuilder & general construction company, Redrow Plc (United Kingdom), commercial real estate company, DIC Asset AG (Germany), natural gas & electricity

2	Causeway International Small Cap Fund

retailer, Just Energy Group (Canada), insurance group, ASR Nederland NV (Netherlands). The largest sales during the period, all of which represented full exits from the Fund, included private equity firm, Deutsche Beteiligungs AG (Germany), energy services provider, Aker ASA (Norway), automobile services provider, Bilia AB (Sweden), gold exploration company, Evolution Mining (Australia), and clinical testing provider, BML, Inc. (Japan).

Investment Outlook

We see the current environment for smaller capitalization assets to be favorable. The risk aversion environment remains positive for smaller caps stocks as the CBOE Volatility Index (VIX) remains subdued. Valuations of smaller cap stocks look attractive: International smaller cap companies are less expensive than large caps. On a normalized earnings yield basis, smaller caps are trading 0.24 standard deviations cheaper than large caps, and on a book value/price basis they are 1.85 standard deviations cheaper. In addition to being less expensive, smaller caps exhibit a long-term growth rate (analysts’ forecasts of annual increases in operating earnings over the next full business cycle) that is 1.21 standard deviations above large caps.

We continue to observe a number of intriguing features of the smaller cap landscape. Many investors are underallocated to the asset class despite its meaningful growth and diversification benefits. Also, smaller caps are typically less exposed to potential risk of rising barriers to trade, given their home country revenue exposure. Now as much as ever, we believe that the highly idiosyncratic nature of smaller caps and significant valuation dispersion favors an actively managed approach.

We thank you for your continued confidence in Causeway International Small Cap Fund, and look forward to serving you in the future.

March 31, 2017

Arjun Jayaraman	MacDuff Kuhnert	Joseph Gubler
Portfolio Manager	Portfolio Manager	Portfolio Manager

The above commentary expresses the portfolio managers’ views as of the date shown and should not be relied upon by the reader as research or investment advice. These views are subject to change. There is no guarantee that any forecasts made will come to pass. Holdings are subject to change. Securities mentioned do not make up entire portfolio and, in the aggregate, may represent a small percentage of the portfolio.

Investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Investments in smaller companies involve additional risks and typically exhibit higher volatility. Diversification does not prevent all investment losses.

Causeway International Small Cap Fund	3

March 31, 2017
	One Year Return	Annualized Inception to Date
Institutional Class	13.12%	7.70%
Investor Class	12.92%	7.49%

The performance data represents past performance and is not an indication of future results. Investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth less than their original cost and current performance may be higher or lower than the performance quoted. For performance data current to the most recent month end, please call 1-866-947-7000 or visit www.causewayfunds.com. Investment performance reflects contractual fee waivers. In the absence of such fee waivers, total return would have been reduced. The contractual expense limits are in effect until January 31, 2018. Total returns assume reinvestment of dividends and capital gains distributions at net asset value when paid. Investor Class shares pay a shareholder service fee of up to 0.25% per annum of average daily net assets. Institutional Class shares pay no shareholder service fee. Pursuant to the current January 26, 2017 prospectus, the Fund’s annualized gross ratios of expenses in relation to net assets were 3.45% and 3.71% for the Institutional Class and Investor Class, respectively, and the Fund’s annualized ratios of expenses in relation to net assets after fee waivers and reimbursements were 1.33% and 1.58% for the Institutional Class and Investor Class, respectively. The Fund imposes a 2% redemption fee on the value of shares redeemed less than 60 days after purchase. If your account incurred a redemption fee, your performance will be lower than the performance shown here. For more information, please see the prospectus.

The MSCI ACWI ex USA Small Cap Index (Gross) is a free float-adjusted market capitalization weighted index, designed to measure the equity market performance of smaller capital stocks in developed and emerging markets, excluding the US market, consisting of 45 country indices. The index covers approximately 14% of the free float adjusted market capitalization in each country. It is not possible to invest directly in an index. There are special risks in foreign investing (please see Note 5 in the Notes to Financial Statements).

MSCI has not approved, reviewed, or produced this report, makes no express or implied warranties or representations, and is not liable whatsoever for any data in this report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

4	Causeway International Small Cap Fund

SCHEDULE OF INVESTMENTS (000)*

March 31, 2017 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value
COMMON STOCK
Australia — 7.9%
BlueScope Steel Ltd.	21,029	$197
CSR Ltd.	36,287	125
Downer EDI Ltd.	36,235	160
Mineral Resources Ltd.	19,894	164
Sandfire Resources NL	9,417	46
Sigma Pharmaceuticals Ltd.	67,729	67
Southern Cross Media Group Ltd.	32,144	34

		793

Austria — 1.8%
UNIQA Insurance Group AG	23,813	185

Belgium — 2.2%
AGFA-Gevaert NV1	25,197	123
D’ieteren S.A.	2,000	94

		217

Canada — 9.2%
AGF Management Ltd., Class B	40,300	187
Bird Construction Inc.	4,600	35
Capital Power Corp.	1,700	33
Dream Global Real Estate Investment Trust[2]	3,709	27
Dream Industrial Real Estate Investment Trust[2]	8,000	49
Just Energy Group Inc.	30,900	194
Labrador Iron Ore Royalty Corp.	2,200	31
Medical Facilities Corp.	5,700	79
Morguard Real Estate Investment Trust[2]	2,300	28
Rogers Sugar Inc.	6,900	32
Transcontinental Inc., Class A	10,800	199
Yellow Pages Ltd.[1]	5,000	32

		926

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	5

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2017 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value
China — 6.5%
CIFI Holdings Group Co. Ltd.	304,000	$118
Hisense Kelon Electrical Holdings Co. Ltd., Class A	33,000	48
Kingboard Laminates Holdings Ltd.	24,500	32
Lao Feng Xiang Co. Ltd., Class B	36,752	130
Shanghai Diesel Engine Co. Ltd., Class B	33,400	27
Shanghai Mechanical and Electrical Industry Ltd., Class B	15,300	32
Texhong Textile Group Ltd.	39,000	52
Yuzhou Properties Co. Ltd.	389,000	162
Zhongsheng Group Holdings Ltd.	35,000	52

		653

Denmark — 0.5%
DFDS A/S	1,006	55

Egypt — 0.3%
Sidi Kerir Petrochemicals Co.	28,383	31

France — 1.1%
Metropole Television S.A.	3,904	87
Neopost SA	679	26

		113

Germany — 2.7%
DIC Asset AG	19,685	195
Siltronic AG1	769	51
Wuestenrot & Wuerttembergische AG	1,247	25

		271

Greece — 1.1%
Motor Oil Hellas Corinth Refineries S.A.	6,564	112

Indonesia — 2.3%
Indo Tambangraya Megah Tbk PT	133,100	202
Tambang Batubara Bukit Asam Persero Tbk PT	29,100	29

		231

The accompanying notes are an integral part of the financial statements.

6	Causeway International Small Cap Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2017 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value
Israel — 0.5%
Paz Oil Co. Ltd.	157	$26
SodaStream International Ltd.[1]	600	29

		55

Italy — 7.2%
Astaldi SpA	19,491	130
ASTM SpA	12,648	190
DiaSorin SpA	508	34
Immobiliare Grande Distribuzione SIIQ SpA[2]	178,088	156
Societa Cattolica di Assicurazioni SCRL	13,058	104
Unipol Gruppo Finanziario SpA	27,537	114

		728

Japan — 17.0%
Arcs Co. Ltd.	2,800	67
BML Inc.	1,000	22
CONEXIO Corp.	3,000	46
Daiho Corp.	22,000	109
DTS Corp.	1,200	30
EDION Corp.	4,700	43
Geo Holdings Corp.	7,500	83
Haseko Corp.	11,000	119
Kumagai Gumi Co. Ltd.	26,000	68
Kyowa Exeo Corp.	1,800	26
Melco Holdings Inc.	5,100	147
Modec Inc.	7,900	168
NET One Systems Co. Ltd.	5,000	41
Nichirei Corp.	2,500	62
Shinko Electric Industries Co. Ltd.	18,500	124
Sojitz Corp.	12,900	32
Sumitomo Forestry Co. Ltd.	5,400	82
Tokyo Steel Manufacturing Co. Ltd.	14,300	120
Toshiba Machine Co. Ltd.	7,000	28
Tosoh Corp.	24,000	211

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	7

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2017 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value
Japan — (continued)
UKC Holdings Corp.	2,000	$37
Yuasa Trading Co. Ltd.	1,800	50

		1,715

Mexico — 2.5%
Macquarie Mexico Real Estate Management SA de CV1,2	170,800	192
PLA Administradora Industrial S de RL de CV1,2	36,900	60

		252

Netherlands — 2.8%
ASR Nederland NV	6,541	187
SIF Holding NV	4,471	97

		284

New Zealand — 0.6%
Air New Zealand Ltd.	32,269	56

Norway — 3.6%
Atea ASA[1]	10,939	129
Austevoll Seafood ASA	12,374	91
Bakkafrost P/F	950	29
Salmar ASA	4,133	89
SpareBank 1 SMN	2,793	22

		360

Singapore — 1.9%
Yanlord Land Group Ltd.	146,800	191

South Korea — 4.0%
Daeduck GDS Co. Ltd.	3,132	39
KB Financial Group Inc.	742	33
Korea Petrochemical Industries Co. Ltd.	764	167
Korean Reinsurance Co.	12,584	131
Poongsan Corp.	842	29

		399

The accompanying notes are an integral part of the financial statements.

8	Causeway International Small Cap Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2017 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value
Spain — 1.2%
Corp. Financiera Alba SA	2,519	$118

Sweden — 1.8%
KappAhl AB	30,123	155
Resurs Holding AB1	5,090	30

		185

Switzerland — 0.3%
Bossard Holding AG	141	25

Taiwan — 3.4%
Coretronic Corp.	58,400	86
Elitegroup Computer Systems Co. Ltd.[1]	146,000	105
General Interface Solution Holding Ltd.	5,000	24
Getac Technology Corp.	19,000	27
Gigabyte Technology Co. Ltd.	75,000	104
Taiwan Surface Mounting Technology Co. Ltd.	450	—

		346

Thailand — 3.1%
Bangchak Petroleum PCL	33,600	32
Kiatnakin Bank PCL	64,600	131
Thai Vegetable Oil PCL	152,000	148

		311

Turkey — 1.8%
Soda Sanayii AS	107,991	181

United Kingdom — 9.5%
BGEO Group PLC	4,430	179
Cape PLC	57,457	177
Carillion PLC	10,361	29
Debenhams PLC	40,289	27
Evraz PLC	41,882	113
Ferrexpo PLC	17,149	36

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	9

SCHEDULE OF INVESTMENTS (000)* (concluded)

March 31, 2017 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value
United Kingdom — (continued)
Greggs PLC	1,958	$26
Redrow PLC	30,366	194
RPS Group PLC	10,909	34
Trinity Mirror PLC	76,754	111
Vedanta Resources PLC	3,017	31

		957

Total Common Stock
(Cost $8,913) — 96.8%		9,750

EXCHANGE TRADED FUND
VanEck Vectors India Small-Capital Index ETF	2,500	133

Total Exchange Traded Fund
(Cost $101) — 1.3%		133

SHORT-TERM INVESTMENT
Short-Term Investments Trust: Government & Agency Portfolio, Institutional Class, 0.610%**	82,227	82

Total Short-Term Investment
(Cost $82) — 0.8%		82

Total Investments — 98.9%
(Cost $9,096)		9,965

Other Assets in Excess of Liabilities — 1.1%		108

Net Assets — 100.0%		$10,073

*	Except for share data.
**	The rate reported is the 7-day effective yield as of March 31, 2017.
1	Non-income producing security.
2	Real Estate Investment Trust.
ETF	Exchange Traded Fund

The accompanying notes are an integral part of the financial statements.

10	Causeway International Small Cap Fund

SECTOR DIVERSIFICATION

As of March 31, 2017, the sector diversification was as follows (Unaudited):

Causeway International Small Cap Fund	% of Net Assets

Materials	15.9%

Consumer Discretionary	13.6

Industrials	13.6

Financials	13.2

Real Estate	11.7

Information Technology	10.4

Energy	5.7

Consumer Staples	5.4

Utilities	4.1

Health Care	3.2

Total	96.8

Exchange Traded Fund	1.3

Short-Term Investment	0.8

Other Assets in Excess of Liabilities	1.1

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	11

STATEMENT OF ASSETS AND LIABILITIES (000)*

(Unaudited)

CAUSEWAY INTERNATIONAL SMALL CAP FUND

3/31/17
ASSETS:
Investments at Value (Cost $9,096)	$9,965
Foreign Currency (Cost $3)	3
Receivable for Investment Securities Sold	736
Receivable for Dividends	39
Prepaid Expenses	14
Receivable Due from Adviser	7
Receivable for Tax Reclaims	6

Total Assets	10,770

LIABILITIES:
Payable for Investment Securities Purchased	654
Payable Due to Administrator	2
Unrealized Depreciation on Spot Foreign Currency Contracts	1
Other Accrued Expenses	40

Total Liabilities	697

Net Assets	$10,073

NET ASSETS:
Paid-in Capital (unlimited authorization — no par value)	$9,056
Distributions in Excess of Net Investment Income	(28)
Accumulated Net Realized Gain on Investments and Foreign Currency Transactions	176
Net Unrealized Appreciation on Investments	869

Net Assets	$10,073

Net Asset Value Per Share (based on net assets of $9,448,012 ÷ 829,000 shares) — Institutional Class	$11.40

Net Asset Value Per Share (based on net assets of $625,096 ÷ 54,817 shares) — Investor Class	$11.40

*	Except for Net Asset Value per share data.

The accompanying notes are an integral part of the financial statements.

12	Causeway International Small Cap Fund

STATEMENT OF OPERATIONS (000)

(Unaudited)

CAUSEWAY INTERNATIONAL SMALL CAP FUND

10/01/16 to 3/31/17
INVESTMENT INCOME:
Dividend Income (net of foreign taxes withheld of $17)	$93

Total Investment Income	93

EXPENSES:
Investment Advisory Fees	47
Transfer Agent Fees	28
Professional Fees	17
Custodian Fees	16
Registration Fees	16
Administration Fees	10
Printing Fees	10
Pricing Fees	8
Shareholder Service Fees — Investor Class	1

Total Expenses	153

Waiver of Investment Advisory Fees	(47)
Reimbursement of Other Expenses	(45)

Total Waiver and Reimbursement	(92)

Net Expenses	61

Net Investment Income	32

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net Realized Gain on Investments	335
Net Realized Loss from Foreign Currency Transactions	(7)
Net Change in Unrealized Appreciation on Investments	338

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	666

Net Increase in Net Assets Resulting from Operations	$698

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	13

STATEMENTS OF CHANGES IN NET ASSETS (000)

	CAUSEWAY INTERNATIONAL SMALL CAP FUND

	10/01/16 to 3/31/17 (Unaudited)	10/01/15 to 9/30/16 (Audited)
OPERATIONS:
Net Investment Income	$32	$185
Net Realized Gain (Loss) on Investments	335	(54)
Net Realized Loss from Foreign Currency Transactions	(7)	(10)
Net Change in Unrealized Appreciation on Investments	338	863
Net Change in Unrealized Appreciation on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	—	3

Net Increase in Net Assets Resulting From Operations	698	987

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from Net Investment Income:
Institutional Class	(234)	(181)
Investor Class	(10)	(11)

Total Dividends from Net Investment Income	(244)	(192)

Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions(1)	438	(932)
Redemption Fees(2)	—	1

Total Increase (Decrease) in Net Assets	892	(136)

NET ASSETS:
Beginning of Period	9,181	9,317

End of Period	$10,073	$9,181

Undistributed (Distributions in Excess of) Net Investment Income	$(28)	$184

(1)	See Note 7 in the Notes to Financial Statements.
(2)	See Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

14	Causeway International Small Cap Fund

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FINANCIAL HIGHLIGHTS

For the Six Months Ended March 31, 2017 (Unaudited) and the Fiscal Years or Period Ended September 30,

For a Share Outstanding Throughout the Fiscal Year or Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Dividends from Net Investment Income ($)	Distributions from Capital Gains ($)	Total Dividends and Distributions ($)	Redemption Fees ($)
Causeway International Small Cap Fund†
Institutional
2017(1)	10.91	0.04	0.74	0.78	(0.29)	—	(0.29)	—
2016	10.12	0.21	0.82	1.03	(0.24)	—	(0.24)	—
2015(1)(2)	10.00	0.23	(0.11)	0.12	—	—	—	—
Investor
2017(1)	10.90	0.03	0.73	0.76	(0.26)	—	(0.26)	—
2016	10.10	0.16	0.82	0.98	(0.21)	—	(0.21)	0.03
2015(1)(2)	10.00	0.23	(0.13)	0.10	—	—	—	—

†	Per share amounts calculated using average shares method.
(1)	All ratios for periods less than one year are annualized. Total returns and portfolio turnover rate are for the period indicated and have not been annualized.
(2)	Commenced operations on October 20, 2014.

Amounts designated as “—” are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

16	Causeway International Small Cap Fund

Net Asset Value, End of Period ($)	Total Return (%)	Net Assets, End of Period ($000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimburse- ments) (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover Rate (%)

11.40	7.42	9,448	1.30	3.26	0.67	51
10.91	10.29	8,795	1.30	3.42	2.05	108
10.12	1.20	8,663	1.31	3.40	2.30	76

11.40	7.33	625	1.55	3.49	0.47	51
10.90	10.08	386	1.55	3.68	1.51	108
10.10	1.00	654	1.55	3.64	2.30	76

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization

Causeway International Small Cap Fund (the “Fund”) is a series of Causeway Capital Management Trust (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is a Delaware statutory trust that was established on August 10, 2001. The Fund began operations on October 20, 2014. The Fund is authorized to offer two classes of shares, the Institutional Class and the Investor Class. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of the Fund. The Fund is diversified. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies and strategies. The Trust has five additional series, the financial statements of which are presented separately.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund.

Use of Estimates in the Preparation of Financial Statements – The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Except as described below, securities listed on a securities exchange (except the NASDAQ Stock Market (“NASDAQ”)) or Over-the-Counter (“OTC”) for which market quotations are available) are valued at the last reported sale price as of the close of regular trading on each business day, or, if there is no such reported sale, at the last reported bid price for long positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities listed on multiple exchanges or OTC markets are valued on the exchange or OTC market considered by the Fund to be the primary market. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Investments in money market funds are valued daily at the net asset value per share.

Securities for which market prices are not “readily available” are valued in accordance with fair value pricing procedures approved by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value pricing procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value pricing procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When the Committee values a security in accordance with the fair value pricing procedures, the Committee

18	Causeway International Small Cap Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

will determine the value after taking into consideration relevant information reasonably available to the Committee.

The Fund uses a third party vendor to fair value certain non-U.S. securities if there is a movement in the U.S. market that exceeds thresholds established by the Committee. The vendor provides fair values for foreign securities based on factors and methodologies involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of fair value hierarchy as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Quoted prices in markets which are not active, or prices based on inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 which fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The table below sets forth information about the levels within the fair value hierarchy at which the Fund’s investments are measured at March 31, 2017 (000):

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Australia	$793	$—	$—	$793
Austria	185	—	—	185
Belgium	217	—	—	217
Canada	926	—	—	926
China	491	162	—	653
Denmark	55	—	—	55
Egypt	31	—	—	31
France	113	—	—	113
Germany	271	—	—	271
Greece	112	—	—	112
Indonesia	231	—	—	231
Israel	55	—	—	55
Italy	728	—	—	728
Japan	1,715	—	—	1,715
Mexico	252	—	—	252
Netherlands	284	—	—	284
New Zealand	56	—	—	56
Norway	360	—	—	360
Singapore	191	—	—	191
South Korea	399	—	—	399
Spain	118	—	—	118
Sweden	185	—	—	185
Switzerland	25	—	—	25
Taiwan	346	—	—	346
Thailand	—	311	—	311

Causeway International Small Cap Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

Investments in Securities	Level 1	Level 2†	Level 3	Total
Turkey	$181	$—	$—	$181
United Kingdom	957	—	—	957

Total Common Stock	9,277	473	—	9,750

Exchange Traded Fund	133	—	—	133

Short-Term Investment	82	—	—	82

Total Investments in Securities	$9,492	$473	$—	$9,965

†	Holdings represent securities trading outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading and/or due to “foreign line” securities using “local line” prices. Securities with a value of $5,296 (000), which represented 52.6% of the net assets of the Fund, transferred from Level 2 to Level 1 at period end since the prior fiscal year end, primarily due to market movements following the close of local trading that triggered the fair valuation of certain securities at the beginning of the period and at the end of the period did not trigger fair valuation. At March 31, 2017, there were no transfers from Level 1 to Level 2 investments in securities.

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued by the Fund’s third party vendor using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures and/or due to adjustments to security values due to “foreign line” securities using “local line” prices. Due to currency and ownership restrictions on foreign persons in certain countries, including without limitation Russia and Thailand, securities sometimes trade in a “foreign line” (designated for foreign ownership) and via a” local line” (shares traded locally and held by residents). Liquidity of shares held in the foreign line is more often limited that the local line. As the last traded price of a foreign line may not represent fair value, if the securities can readily be traded through a broker to access the local line, the securities may be priced using the last traded local line price.

For the six months ended March 31, 2017, no securities transferred to Level 3. Transfers between levels are recognized at period end.

For the six months ended March 31, 2017, there were no significant changes to the Fund’s fair value methodologies.

Federal Income Taxes – It is the Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax years, as applicable), and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended March 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest

20	Causeway International Small Cap Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any significant interest or penalties.

Security Transactions and Related Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

Foreign Currency Translation – The books and records of the Fund are maintained in U.S. dollars on the following basis:

(1) the market value or fair value of investment securities, assets and liabilities is converted at the current rate of exchange; and

(2) purchases and sales of investment securities, income and expenses are converted at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Foreign Currency Exchange Contracts – When the Fund purchases or sells foreign securities, it enters into foreign currency exchange contracts to settle the securities transactions. Losses from these foreign exchange transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms.

Expense/Classes – Expenses that are directly related to one Fund of the Trust are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Fund and the other series of the Trust on the basis of relative daily net assets. Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and Distributions – Dividends from net investment income, if any, are declared and paid on an annual basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

Redemption Fee – The Fund imposes a redemption fee of 2% on the value of capital shares redeemed by shareholders less than 60 days after purchase. The redemption fee also applies to exchanges from the Fund. The redemption fee is paid to the Fund. The redemption fee does not apply to shares purchased through reinvested distributions or shares redeemed through designated systematic withdrawal plans. The redemption fee does not normally apply to accounts designated as omnibus accounts with the transfer agent. These are arrangements through financial intermediaries where the purchase and sale orders of a number of persons are aggregated before being communicated to the Fund. However, the Fund may seek agreements with these intermediaries to impose the Fund’s redemption fee or a different redemption fee on their customers if feasible, or to impose other appropriate restrictions on excessive short-term trading. The officers of the Fund may waive the redemption fee for shareholders in asset allocation and similar investment programs believed not to be engaged in short-term market timing, including for holders of shares

Causeway International Small Cap Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

purchased by Causeway Capital Management LLC (the “Adviser”) for its clients to rebalance their portfolios. For the six months ended March 31, 2017, the Fund did not retain any redemption fees.

3.	Investment Advisory, Administration, Shareholder Service and Distribution Agreements

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser is entitled to a monthly fee equal to an annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed through January 31, 2018 to waive its fee and, to the extent necessary, reimburse the Fund to keep total annual fund operating expenses (excluding brokerage fees and commissions, interest, taxes, shareholder service fees, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 1.30% of Institutional Class and Investor Class average daily net assets. For the six months ended March 31, 2017, the Adviser waived its entire advisory fee of $46,926 and reimbursed expenses of $44,564. The expense reimbursements are not subject to recapture.

The Trust and SEI Investments Global Funds Services (the “Administrator”) have entered into an Administration Agreement. Under the terms of the Administration Agreement, the Administrator is entitled to an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Trust subject to a minimum annual fee.

The Trust has adopted a Shareholder Service Plan and Agreement for Investor Class shares that allows the Trust to pay broker-dealers and other financial intermediaries a fee of up to 0.25% per annum of aver-

age daily net assets for services provided to Investor Class shareholders. For the six months ended March 31, 2017, the Investor Class paid 0.25% annualized of average daily net assets under this plan.

The Trust and SEI Investments Distribution Co. (the “Distributor”) have entered into a Distribution Agreement. The Distributor receives no fees from the Trust for its distribution services under this agreement.

The officers of the Trust are also officers or employees of the Administrator or Adviser. They receive no fees for serving as officers of the Trust.

As of March 31, 2017, approximately $6.707 million of net assets were held by affiliated investors.

4.	Investment Transactions

The cost of security purchases and the proceeds from the sales of securities, other than short-term investments, during the six months ended March 31, 2017, for the Fund were as follows (000):

Purchases	Sales
$4,881	$4,732

5.	Risks of Foreign and Small Cap Investing

Because the Fund invests most of its assets in foreign securities, the Fund is subject to further risks. For example, the value of the Fund’s securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investment. Further, because the Fund invests in securities denominated in foreign currencies, the Fund’s securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors

22	Causeway International Small Cap Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments. Investments in smaller companies involve additional risks and typically exhibit higher volatility.

The Fund invests a significant portion of its assets in the securities of smaller capitalization companies. The values of securities of smaller, less well-known companies can be more sensitive to, and react differently to, company, political, market, and economic developments than the market as a whole and other types of securities. Smaller companies can have more limited product lines, markets, growth prospects, depth of management, and financial resources, and these companies may have shorter operating histories and less access to financing, creating additional risk. Further, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans that have floating rates. Because of these and other risks, securities of smaller capitalization companies tend to be more volatile and less liquid than securities of medium and larger capitalization companies. During some periods, securities of smaller capitalization companies, as an asset class, have underperformed the securities of larger capitalization companies.

6.	Federal Tax Information

The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that dividends from net investment income and distributions from net real-

ized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The Fund may be subject to taxes imposed by countries in which it invests in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned. Dividend and interest income are recorded net of non-U.S. taxes paid.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions made during the year may differ from those during the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

The tax character of dividends and distributions declared during the fiscal years ended September 30, 2016 and September 30, 2015 were as follows (000):

	Ordinary Income	Total
2016	$192	$192
2015	—	—

As of September 30, 2016, the components of accumulated losses on a tax basis were as follows (000):

Undistributed Ordinary Income	$200
Capital Loss Carryforwards	(56)
Unrealized Appreciation	514
Post October Losses	(95)

Total Distributable Earnings	$563

Causeway International Small Cap Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

Post-October Losses represent losses realized on securities and currency transactions from November 1, 2015 through September 30, 2016, that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. Losses carried forward are as follows (000):

Short-Term Loss	Long-Term Loss	Total
$56	$—	$56

For the fiscal year ended September 30, 2016, the Fund used $65 (000) in capital loss carryforwards. At March 31, 2017, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investment securities for the Fund were as follows (000):

Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation
$9,096	$1,306	$(437)	$869

7.	Capital Shares Issued and Redeemed (000)

	Six Months Ended March 31, 2017 (Unaudited)		Fiscal Year Ended September 30, 2016 (Audited)
	Shares	Value	Shares	Value
Institutional Class
Shares Sold	12	$127	123	$1,185
Shares Issued in Reinvestment of Dividends and Distributions	23	234	17	181
Shares Redeemed	(12)	(130)	(190)	(1,995)

Increase (Decrease) in Shares Outstanding Derived from Institutional Class Transactions	23	231	(50)	(629)

Investor Class
Shares Sold	22	238	23	238
Shares Issued in Reinvestment of Dividends and Distributions	1	10	1	11
Shares Redeemed	(4)	(41)	(53)	(552)

Increase (Decrease) in Shares Outstanding Derived from Investor Class Transactions	19	207	(29)	(303)

Increase (Decrease) in Shares Outstanding from Capital Share Transactions	42	$438	(79)	$(932)

8.	Significant Shareholder Concentration

As of March 31, 2017, two of the Fund’s shareholders of record owned 89% of net assets in the Institutional Class. The Fund may be adversely affected when a shareholder purchases or redeems large amounts of shares, which may impact the Fund in the same manner as a high volume of redemption requests. Such large shareholders may include, but are not limited to, other funds, institutional investors, and asset allocators who

24	Causeway International Small Cap Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(concluded)

make investment decisions on behalf of underlying clients. Significant shareholder purchases and redemptions may adversely impact the Fund’s portfolio management and may cause the Fund to make investment decisions at inopportune times or prices or miss attractive investment opportunities. Such transactions may also increase the Fund’s transaction costs, accelerate the realization of taxable income if sales of securities resulted in gains, or otherwise cause the Fund to perform differently than intended.

9.	Indemnifications

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of his or her duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

10.	Line of Credit

The Fund, along with certain other series of the Trust, entered into an agreement on February 24, 2015, as amended by Amendment No. 1, dated as of February 24, 2016, and Amendment No. 2, dated as of February 22, 2017, which enables it to participate in a $10 million secured committed revolving line of credit, with The Bank of New York Mellon which expires February 21, 2018. The proceeds from the borrowings, if any, shall be used to finance the Fund’s short-term general working capital requirements, including the funding of shareholder redemptions. Interest, if any, is charged to the Fund based on its borrowings during the period at the applicable rate plus 1.5%. The Fund is also charged a portion of a commitment fee of 0.175% per annum. As of March 31, 2017, there were no borrowings outstanding under the line of credit.

11.	Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were available to be issued. Based on this evaluation, no adjustments were required to the financial statements.

Causeway International Small Cap Fund	25

DISCLOSURE OF FUND EXPENSES (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. It is important for you to understand the impact of these costs on your investment returns.

Ongoing operating expenses are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2016 to March 31, 2017).

The table on the next page illustrates the Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that the Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare the Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess the Fund’s comparative cost by comparing the hypothetical result for the Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT the Fund’s actual return — the account values shown may not apply to your specific investment.

26	Causeway International Small Cap Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

(concluded)

	Beginning Account Value 10/01/16	Ending Account Value 03/31/17	Annualized Expense Ratios	Expenses Paid During Period*
Causeway International Small Cap Fund

Actual Portfolio Return
Institutional Class	$1,000.00	$1,074.20	1.30%	$6.71

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,018.46	1.30%	$6.53
Causeway International Small Cap Fund

Actual Portfolio Return
Investor Class	$1,000.00	$1,073.30	1.55%	$8.02

Hypothetical 5% Return
Investor Class	$1,000.00	$1,017.20	1.55%	$7.80

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one half year period.)

Causeway International Small Cap Fund	27

INVESTMENT ADVISER:

Causeway Capital Management LLC

11111 Santa Monica Boulevard

15th Floor

Los Angeles, CA 90025

DISTRIBUTOR:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

TO OBTAIN MORE INFORMATION:

Call 1-866-947-7000 or visit us online at www.causewayfunds.com

This material must be preceded or accompanied by a current prospectus.

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-947-7000; and (ii) on the Commission’s website at http://www. sec.gov.

CCM-SA-010-0300

Item 2.	Code of Ethics.

Not required for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not required for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not required for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to registrant because it is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.	Schedule of Investments.

See Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to registrant because it is not a closed-end management investment company.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to registrant because it is not a closed-end management investment company.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to registrant because it is not a closed-end management investment company.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the registrant’s procedures by which shareholders may recommend nominees to the registrant’s board of trustees since the registrant’s last filing on Form N-CSR.

Item 11.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has not been any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not required for semi-annual report.

(a)(2) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By	/s/ Turner Swan
Turner Swan, President

Date: June 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Turner Swan
Turner Swan, President

Date: June 8, 2017

By	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: June 8, 2017